CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 11,429	$ 1,011	$ (76,479)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	10,037	12,203	13,498
Share-based compensation expense	1,071	1,625	3,345
Impairment of long-lived assets			2,367
Impairment of goodwill			14,765
Other than temporary impairment and loss from sale of marketable securities		330	3,471
Accrued severance pay and pensions, net	28	(1,188)	(787)
Decrease (increase) in trade receivables, net	11,051	39,545	(33,876)
Decrease in other accounts receivable and prepaid expenses	4,747	(1,291)	11,283
Decrease in inventories	4,706	10,240	1,792
Increase (decrease) in trade payables	(2,355)	(28,444)	25,155
Increase (decrease) in deferred revenues	(6,228)	(8,766)	9,699
Decrease in deferred tax asset, net	478	1,975	9,788
Decrease in other accounts payable and accrued expenses (including other long term liabilities)	(9,193)	(11,119)	(16,300)
Net cash provided by (used in) operating activities	25,771	16,121	(32,279)
Cash flows from investing activities:
Purchase of property and equipment	(8,190)	(5,266)	(12,691)
Investment in short-term bank deposits	(153)	(19)	(36)
Proceeds from maturities of short-term bank deposits	153	432	69
Proceeds from sale of marketable securities		122	5,161
Net cash used in investing activities	(8,190)	(4,731)	(7,497)
Cash flows from financing activities:
Proceeds and loans from financial institutions		4,200	22,691
Repayment of bank loan	(17,922)	(20,182)	(29,012)
Proceeds from issuance of shares, net			45,149
Proceeds from exercise of options	75	138
Net cash provided by (used in) financing activities	(17,847)	(15,844)	38,828
Effect of exchange rate changes on cash	286	(651)	(36)
Decrease in cash and cash equivalents	20	(5,105)	(984)
Cash and cash equivalents at the beginning of the year	36,318	41,423	42,407
Cash and cash equivalents at the end of the year	36,338	36,318	41,423
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,370	1,509	2,572
Cash paid during the year for interest	$ 1,739	$ 2,820	$ 3,541